Assets and Liabilities Held for Sale	7 Months Ended
Aug. 07, 2023
Boa Vista Servicos S A [member]
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets and Liabilities Held for Sale
13	Assets and liabilities held for sale
At December 31, 2022, the group of assets and liabilities held for sale was measured at their carrying amount, since the fair value less costs to sell was higher. On April 20, 2023, the Company closed the transaction of contributing such assets and liabilities for the formation of a joint venture. See Note 1 b) and 10 for further information.
The carrying amounts of the assets and liabilities transferred to the joint venture which resulted in a loss of control were as follows:

	Note	Amount
Current assets
Cash and cash equivalents		1,872
Accounts receivable		6,446
Prepaid expenses		1,169
Income tax and social contribution		60
Other recoverable taxes		893
Other assets		20

Total current assets		10,460
Non-current assets
Deferred tax asset – income tax and social contribution	24 d)	2,762
Property and equipment	11	1,731
Intangible assets	12	153,517

Total non-current assets		158,010

Assets held for sale		168,470

Current liabilities
Accounts payable to suppliers		941
Lease liability	15 b)	22
Labor obligations, vacation and social charges		2,696
Accounts payable - Related parties		821
Taxes and contributions payable		903
Other accounts payable		1,782

Total current liabilities		7,165
Non-current liabilities
Provisions		15,107

Total non-current liabilities		15,107

Liabilities held for sale		22,272

The
non-recurring
fair value measurement for the group of assets held for sale was classified as level 3 fair value based on the inputs of the valuation technique used (see Note 30 b).

The derecognition of the carrying amounts of the assets and liabilities relating to this subsidiary in the net amount of R$146,198 occurred due to contribution of these assets into the joint venture as described in Note 10. The difference of R$36,072 between these carrying amounts and the fair value of the subsidiary contributed to BVRV of R$182,270 was recognized as a gain in profit or loss within other income, the portion of that gain or loss attributable to measuring any investment retained in the former subsidiary at its fair value at the date when control is lost.